Note 11 - Income Taxes - Reconciliation of Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Loss before income taxes	$ 114,811,428	$ 57,365,525	$ 75,740,723
Statutory income tax rate	26.80%	26.90%	26.90%
Computed income tax recovery	$ (30,769,463)	$ (15,431,326)	$ (20,374,255)
Unrecorded potential tax benefits	9,434,421	5,165,985	5,654,937
Decrease in deferred tax assets resulting from a reduction in tax rate	106,805	217,675
Income taxable at a different foreign tax rate	115,247	43,494	40,602
Accounting charges not deducted for tax and other	21,756,755	10,150,626	14,834,936
Income tax expense	$ 643,765	$ 146,454	$ 156,220